GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSE

	Year Ended
	December 31,	December 31,
	2021	2020

Payroll and related	$1,027	$579
Professional fees	3,417	1,449
Share-based compensation	842	-
Depreciation and amortization	321	213
Office maintenance	275	23
Investor relations	254	101
Others	358	-
	$6,494	$2,365